Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued staff costs	$ 7,070	$ 6,239
Accrued administrative expenses	35,571	54,888
VAT payable	105,962
Other payables	58,261	217,680
Total	$ 206,864	$ 278,807